Other long-term receivables (Details) - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Other long-term receivables
R&D tax incentive	€ 1,177,000	€ 1,110,000
Prepayment option	170,000	112,000
Cash guarantees	452,000	395,000
Total other long term receivables	€ 1,799,000	€ 1,617,000